Intangible Assets, Net - Schedule of Intangible Assets (Detail) ¥ in Thousands, $ in Thousands		Mar. 31, 2025 CNY (¥)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 CNY (¥)
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount		¥ 153,301		¥ 153,185
Accumulated Amortization		(71,694)		(71,347)
Accumulated Impairment Amount		(80,889)		(80,889)
Net Carrying Amount		718	$ 99	949
Domain Name
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount		12,904		12,789
Accumulated Amortization		(3,775)		(3,635)
Accumulated Impairment Amount		(8,921)		(8,921)
Net Carrying Amount		208		233
Trademarks
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount		1,482		1,481
Accumulated Amortization		(972)		(765)
Accumulated Impairment Amount		0		0
Net Carrying Amount		510		716
Insurance Agency License
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount		2,848		2,848
Accumulated Amortization		(748)		(748)
Accumulated Impairment Amount		(2,100)		(2,100)
Net Carrying Amount		0		0
Broadcasting license
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount		86,667		86,667
Accumulated Amortization		(47,977)		(47,977)
Accumulated Impairment Amount		(38,690)		(38,690)
Net Carrying Amount		0		0
Buyer and Customer Relationship
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	[1]	39,500		39,500
Accumulated Amortization	[1]	(14,562)		(14,562)
Accumulated Impairment Amount	[1]	(24,938)		(24,938)
Net Carrying Amount	[1]	0		0
Technology
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	[1]	9,900		9,900
Accumulated Amortization	[1]	(3,660)		(3,660)
Accumulated Impairment Amount	[1]	(6,240)		(6,240)
Net Carrying Amount	[1]	¥ 0		¥ 0

[1]	Buyer and customer relationship and technology were acquired through the Group’s acquisitions with Ruisha Technology during the year ended March 31, 2022, which were measured at fair value upon the completion of acquisition.